Debt (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Components of debt
The components of the Company’s debt consist of the following (in thousands):

	March 31, 2021			December 31, 2020
Dollars in thousands	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Term loan, net	$5,847	(1)	1/6/2024	$7,826	(2)	1/15/2021
Line of credit, net	4,781	(1)	1/6/2024	5,023	(3)	7/5/2022
November 2019 notes payable, net (November 2019 Notes)	2,927	10.00%	6/30/2023	2,830	10.00%	6/30/2023
December 2019 senior notes payable, net (Senior Seller Notes)	10,679	10.00%	6/30/2023	10,332	10.00%	6/30/2023
December 2019 junior notes payable, net (Junior Seller Notes)	5,153	10.00%	6/30/2023	4,973	10.00%	6/30/2023
ABG Notes	702	10.00%	6/30/2023	687	10.00%	6/30/2023
June 2020 notes payable, net (June 2020 Notes)	148	10.00%	6/30/2023	88	10.00%	6/30/2023
Halo PPP Loan	431	1.00%	5/3/2022	431	1.00%	5/3/2022
TruPet PPP Loan	421	0.98%	4/6/2022	421	0.98%	4/6/2022
Total debt	31,089			32,611
Less current portion	943			8,016
Total long term debt	$30,146			$24,595

(1)Interest at a variable rate of LIBOR plus 250 basis points with an interest rate floor of 2.50% per annum
(2)Interest at Bank of Montreal Prime plus 8.05%
(3)Interest at a variable rate of LIBOR plus 250 basis points with an interest rate floor of 3.25% per annum

The components of the Company’s debt consist of the following (in thousands):

	December 31, 2020			December 31, 2019
	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Short term loan, net	$7,826	(1)	1/15/2021	$16,061	(1)	12/19/2020
Line of credit, net	5,023	(2)	7/5/2022	4,819	(1)	12/19/2020
November 2019 notes payable, net (November 2019 Notes)	2,830	10%	6/30/2023	2,769	10%	11/4/2021
December 2019 notes payable, net (Senior Seller Notes)	10,332	10%	6/30/2023	9,191	10%	6/30/2023
December 2019 notes payable, net (Junior Seller Notes)	4,973	10%	6/30/2023	4,410	10%	6/30/2023
ABG notes payable, net (ABG Notes)	687	10%	6/30/2023	—	—	—
June 2020 notes payable, net (June 2020 Notes)	88	10%	6/30/2023	—	—	—
Halo PPP Loan	431	1%	5/3/2022	—	—
TruPet PPP Loan	421	.98%	4/6/2022	—	—	—
Total debt	32,611			37,250
Less current portion	8,016			20,880
Total long term debt	$24,595			$16,370

(1)Interest at Bank of Montreal Prime plus 8.05%
(2)Interest at a variable rate of LIBOR plus 250 basis points with and interest rate floor of 3.25% per annum